Leases Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Real estate revenue	$ 21,946,000	$ 21,463,000	$ 86,321,000	$ 74,610,000	$ 47,599,000
Variable lease payments	$ 4,944,000	$ 4,455,000	$ 18,372,000	$ 14,878,000